Stockholders' equity (Details)									1 Months Ended		12 Months Ended
	Mar. 22, 2022 $ / shares shares	Feb. 25, 2022 shares	Feb. 24, 2022 shares	Dec. 06, 2021 USD ($) $ / shares shares	Jul. 07, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) shares	Nov. 24, 2020 USD ($) $ / shares shares	Mar. 23, 2020 USD ($) shares	Nov. 30, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 15, 2021 shares	Dec. 30, 2020 $ / shares	Nov. 20, 2020 $ / shares	Sep. 27, 2017 $ / shares shares
Stock issued during period, shares, issued for services								35,592
Common shares issued for service | $								$ 33,812				$ 33,812
Issuance of common stock (in shares)				21,120,509	5,380,000		6,060,608
Shares issued, price per share | $ / shares				$ 0.65	$ 1.30		$ 1.65
Proceeds from issuance of common stock gross | $							$ 10,000,000
Issuance of common stock | $				$ 12,423,706	$ 6,939,000		$ 9,100,000				$ 19,362,706	$ 9,055,000
Proceeds from issuance of common stocks | $									$ 9,100,000	$ 5,600,000	$ 19,400,000
Stock split ratio											0.1
Common stock, shares issued											6,399,460	3,589,409
Common stock, shares outstanding											6,399,460	3,589,409
Common stock, shares authorized											60,000,000	60,000,000
Maximum
Common stock, shares authorized													600,000,000
Minimum
Common stock, shares authorized													50,000,000
Split-adjusted
Stock issued during period, shares, issued for services								3,559
Issuance of common stock (in shares)				2,112,051	538,000		606,061
Shares issued, price per share | $ / shares				$ 6.50	$ 13.00		$ 16.5
Split-adjusted | Maximum
Common stock, shares authorized													60,000,000
Split-adjusted | Minimum
Common stock, shares authorized													5,000,000
Subsequent Event
Issuance of common stock (in shares)			60
Stock split ratio		0.1	0.1
Number of common shares outstanding automatically combines and converts		10	10
Shares issued upon conversion		1	1
Common stock, shares issued		6,399,460	63,994,606
Common stock, shares outstanding		6,399,460	6,399,460
Common stock, shares authorized		60,000,000	600,000,000
September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												944,655				1,078,045
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.001		$ 4.25	$ 0.001
Description Warrants Exercise Term											The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.
September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												94,465				107,804
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.01		$ 42.5	$ 0.01
November 2020 Offering Warrants
Term of warrant							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.81				$ 1.87
Class of warrant or right, outstanding											6,557,635
Weighted Average Remaining Life of Warrants											3 days 17 hours
November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 18.10				$ 18.70
Class of warrant or right, outstanding											655,764
Investor Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 4.25
Investor Warrants [Member] | September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																94,565
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 42.5
Placement Agent Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																132,391
Term of warrant																5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 4.675
Placement Agent Warrants [Member] | September 2017 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																13,239
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 46.75
Registered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,754,820
Registered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							275,482
Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							3,305,788
Unregistered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							330,579
Placement agent [Member] | Subsequent Event
Issuance of common stock (in shares)	2,880,000
Shares issued, price per share | $ / shares	$ 0.50
Placement agent [Member] | Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											363,637
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 1.815
Placement agent [Member] | Unregistered Warrants [Member] | November 2020 Offering Warrants | Split-adjusted
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											36,364
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 18.15
Under 2014 Shares Incentive Plans [Member]
Issuance of common stock to employees (in shares)						1,600,000
Issuance of common stock to employees | $						$ 1,840,000
Under 2014 Shares Incentive Plans [Member] | Split-adjusted
Issuance of common stock to employees (in shares)						160,000